[The American Funds Group(r)]

SMALLCAP World Fund

2000

Semi-Annual Report
for the six months ended March 31

[ILLUSTRATION:  close-up of Asia on globe]
[border:  Asian silk drawing]



SMALLCAP World Fund(r) seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

SMALLCAP is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.



Investment Highlights
Total returns for periods ended March 31, 2000, with all distributions reinvested

                            SMALLCAP      Salomon Smith      S&P 500      MSCI
                            World Fund    Barney World       Index        EAFE Index
                                          Smallcap Index
Six months                  +56.3%        +16.9%             +17.5%       +17.0%
One year                    +88.6         +32.5              +17.9        +25.4
Five years                  +204.4        +68.5              +226.5       +81.9
Since fund's inception      +433.5        +156.8             +475.3       +154.6
on April 30, 1990
Since fund's inception      +18.4         +10.0              +19.3        +9.9
(annualized)

All market indexes cited in this report are unmanaged and include reinvestment of all distributions. The Salomon Smith Barney World Smallcap Index tracks close to 5,000 publicly traded stocks in 23 countries with market capitalizations between $100 million and $1.5 billion. Standard & Poor's 500 Composite Index tracks 500 large, primarily U.S. stocks. The Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index tracks large-company stocks in all major markets outside North America.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment for periods ended March 31, 2000, with all distributions reinvested:

                              Lifetime              Five years      12 months
                              (since 4/30/90)

Class A Shares
reflecting 5.75%
maximum sales charge          +17.68%               +23.46%         +77.70%


Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

Please see back cover for important information about Class A and Class B shares.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.



Fellow Shareholders:

The six months ended March 31, 2000, were remarkable both for the extraordinary returns generated by your fund and for a steep decline in technology stocks at the end of the period that may well have marked a turning point for financial markets worldwide.

SMALLCAP World Fund posted a 56.3% gain for the six months if, like most shareholders, you reinvested December's dividend of 1.5 cents a share and capital gain distribution of 60.5 cents a share. This was well ahead of the fund's usual benchmarks, as the table at top left shows.

These gains came on top of strong results in the second half of our previous fiscal year. Looking back over those 12 months, SMALLCAP has gained 88.6%. Over its lifetime - which, on March 31, was one month short of 10 years - the fund has gained 433.5%, or 18.4% annually, turning an original $10,000 investment into more than $53,000.

Letting Air Out of the Balloon

Before we all congratulate ourselves on a job well done, it's worth pointing out that such periods of market euphoria don't happen often, perhaps once or twice a decade at most, and typically don't end well. Indeed, this one may already be in the process of correcting itself. Technology stocks are down sharply since March 10, and in mid-April they began to take the broader market down with them.

How far down the market may go is anyone's guess. The economy remains sound, and many businesses are in fact experiencing explosive growth. Stock prices in the technology area were clearly far ahead of reality, however, and had been for some time. Ironically, investors who only a short while ago were paying no attention to valuations are now focusing intently on them and finding, disturbingly, that some Internet firms' most valuable asset appears to be hot air. That doesn't argue for a short resolution to the decline, although a convincing case can be made that a correction will restore a healthy balance to the market as a whole.

What Worked, Worked Very Well

Investor preferences during the period were fairly simple. If you owned a technology, telecommunications or media stock, it probably went up; if you owned anything else, chances are it went down.


[Begin Sidebar]

Where Are SMALLCAP's Portfolio Companies Located?
Geographical distribution of net assets on March 31, 2000

THE AMERICAS                                           44.1%

United States                       39.6%

Canada                              2.0

Brazil                              1.6

Mexico                              .6

Other Americas                      .3



EUROPE                                                 22.4%

United Kingdom                       6.4%

Sweden                               3.7

Germany                              2.7

France                               2.2

Finland                              1.1

Netherlands                          1.1

Denmark                               .7

Ireland                               .6

Norway                                .6

Spain                                 .5

Turkey                                .5

Switzerland                           .5

Belgium                               .5

Luxembourg                            .5

Other Europe                          .8



ASIA/PACIFIC                                          19.7%

Japan                                7.2%

Taiwan                               2.8

Singapore                            2.5

Hong Kong                            2.5

Australia                            1.9

India                                1.0

South Korea                           .6

Other Asia/Pacific                   1.2



OTHER COUNTRIES                                        3.8%

Israel                               1.9%

South Africa                          .7

Other                                1.2



CASH & EQUIVALENTS                                     10.0%

Total                                                  100.0%


[End Sidebar]


That was certainly true for SMALLCAP's portfolio. All but a handful of the best performers were in one of those three industries, with a few biotechnology stocks providing the rare exceptions. Almost 100 of the fund's holdings - again, mostly in technology, telecom or media - at least doubled in price. But reflecting the clear old-economy, new-economy dichotomy, more than one-third of our stocks held throughout the period went down in value.

Small-company stocks generally did even better than larger ones, especially in the United States. Outside the U.S., where small-capitalization stocks have often been treated as second-class citizens, a number of countries are opening exchanges, modeled on our NASDAQ system, that should provide more visibility for smaller companies and better access to capital. Japan's JASDAQ, Korea's KOSDAQ and Germany's Neuer market have all experienced explosive growth in trading volumes during the past year, mirroring the intense interest in smaller technology stocks in the U.S.

Most major markets around the world fared well during the six months, with the U.S. doing slightly better than Europe, which, in turn, did somewhat better than Asia. The world economy is experiencing a rare "super cycle" in which virtually every region of the globe is experiencing simultaneous growth. Just as rare, inflation remains subdued in most major markets. It is, in short, a very benign economic environment, although stock prices already reflect this good news.

Making Moves

One of the benefits of SMALLCAP's global approach is that we can move money from one region to another, or one industry to another, to take advantage of the best values.

During the semi-annual period, we began selling some of our U.S. technology stocks, although in retrospect we should have sold more. Some of the proceeds were reinvested in selected financial services and retailing stocks, and some in specialty chemicals. Some was also held in cash as a reserve to buy technology stocks at lower levels. Most of the money, though, was invested in Asia, which we continue to believe offers some of the world's most exciting growth opportunities as that region's recovery continues.

As a result of these moves, we now have substantially more invested in Asia than a year ago, somewhat less in technology (though this remains a significant presence) and a bit more cash. We now have just under 40% of the portfolio in U.S. stocks, the lowest percentage in the fund's history, a little over 20% in Europe, a little under 20% in Asia and 10% in cash.

What Goes Up Must Come Down

The decline in technology stocks, though it occurred mainly after our reporting period ended, is worth discussing given how important technology stocks have been to the fund's results.

Some of the most serious damage inflicted on technology stocks in recent months has occurred among Internet companies. Many firms involved in business-to-consumer "e-tailing" or in business-to-business commerce have seen their stocks drop as much as 90% from their peaks. We purchased a number of these stocks months ago at their initial public offerings but sold soon after at sharply higher - and some might say ludicrously high - prices. Other stocks we avoided because we were unable to understand how the firms' business strategies would ever result in superior profitability.

And yet, the Internet is indeed changing the way people live and work. That's why we have chosen to participate in this area of explosive growth but with a somewhat different strategy. Our approach has been to invest in companies that provide the "picks and shovels" of this modern-era gold rush. This includes firms that produce semiconductors to power today's high-tech communications equipment, such as Micrel; consulting firms that help companies develop and implement their Web strategies, such as Scient; security providers for Web sites, such as Baltimore Technologies; and companies that host Web sites, such as Digex. Many of these stocks have done quite well and have business models that make good sense to us.

Our attraction to these stocks has been based on a fairly simple premise: The three most dynamic businesses of the past half-century - telecommunications, media and technology - are converging into a single information economy. While we don't subscribe to the notion that we have entered a new era of unprecedented wealth creation (thus justifying ever-higher stock prices), we do believe the dynamics driving these businesses will remain in force for some time to come. That's why we view the recent market decline as representing more a shift in investor psychology (one might say a return to sanity) than reflecting any underlying change in fundamentals.

Where Do We Go From Here?

There is no doubt the stock market today feels a bit treacherous. Like other bumps in the road over the past decade, this may be behind us quickly. But more likely, it will take some time to work through. A lot depends on what action the Federal Reserve takes. The Fed has increased interest rates five times so far during the past year, but three of those simply put interest rates back to where they were during the Asian crisis in 1998. A good case can be made that the Fed has been too timid. With recent signs that inflation may be returning to the economy, Alan Greenspan and his colleagues may come around to that view as well. If so, the stock market will be rowing against the tide.

At this juncture, it's hard not to be thankful for the returns we've enjoyed over the past year; it's also difficult not to be concerned about giving some of those gains back. That's what is meant by a risk-return tradeoff. You can't have one without the other. Our job, of course, is to mitigate the risks shareholders face, but we cannot eliminate them.

We look forward to reporting to you again in six months, in the fund's 10th annual report. It should be quite an interesting period ahead.

Cordially,

/s/ Gordon Crawford
Gordon Crawford
Chairman of the Board

/s/ Gregory W. Wendt
Gregory W. Wendt
President


SMALLCAP WORLD FUND
PORTFOLIO SUMMARY
March 31, 2000

[begin pie chart]

INDUSTRY DIVERSIFICATION               PERCENT OF NET ASSETS

Business Services                      12.61%
Electronic Components                  11.08
Broadcasting & Publishing              7.98
Health & Personal Care                 6.94
Data Processing & Reproduction         6.05
Other Industries                       45.38
Cash & Equivalents                     9.96


LARGEST EQUITY HOLDINGS                          PERCENT       PERCENTAGE
                                                 OF NET        PRICE
                                                 ASSETS        CHANGE FOR
                                                               THE SIX
                                                               MONTHS
                                                               ENDED
                                                               3/31/00

Baltimore Technologies                           1.93%         6.075
UnitedGlobalCom                                  1.55          +109.6
Scient                                           1.00          +200.1
TranSwitch                                       .96           +153.0
Micrel                                           .91           +121.3
Disco                                            .86           +45.2
Andrx                                            .85           +97.3
Venture Manufacturing (Singapore)                .85           +57.6
Westwood One                                     .77           +60.7

NatSteel Electronics                             .73           +75.1

OUR 10 MOST SUCCESSFUL HOLDINGS

VA Linux Systems (U.S.; computer software)                 +1,229.5%
Baltimore Technologies (U.K.; computer security)           +607.5
Scoot.com (U.K.; Internet business directory)              +500.6
WatchGuard Technologies (U.S.; computer security)          +500.0
Framtidsfabriken (Sweden; Internet services)               +461.4
Fantastic (Switzerland; communications software)           +435.0
Applied Micro Circuits (U.S.; electronic                   +426.5
circuits)
FI System (France; Internet consulting)                    +409.2
Digex (U.S. Web site services)                             +368.3
AVANT Immunotherapeutics (U.S.; biotechnology)             +347.1

OUT 10 LEAST SUCCESSFUL HOLDINGS

Casella Waste Systems (U.S.; waste management)             -55.1%
Profit Recovery Group International (U.S.;                 -58.5
collection services)
Chapters Online (Canada; Internet retailing)               -59.2
Intertape Polymer Group (Canada; packaging                 -59.7
products)
AHL Services (U.S.; employment services)                   -61.2
GP Strategies (U.S.; personnel training and                -68.3
development)
Northrock Resources (Canada; oil and gas                   -64.7
exploration)
InaCom (U.S.; communications products)                     -70.1
Ashanti Goldfields (Ghana; gold mining)                    -74.6
CINAR Films (Canada; television programming )              -88.4

May 15, 2000



Smallcap World Fund, Inc.
Investment Portfolio, March 31, 2000 (UNAUDITED)

                                                                             Shares or    Market Percent
                                                                             Principal     Value of Net
EQUITY SECURITIES (common and preferred stocks and convertible debentures)      Amount     (000) Assets
--------------------------------------------------                        -------------------------------
BUSINESS SERVICES  -  12.61%
Scient Corp. (USA) (1,2,3)                                                    1,934,646  $157,903 1.00%
ISS-International Service System A/S, Class B (Denmark) (1)                   1,116,950    73,300    .47
Flextronics International Ltd. (USA - Incorporated in Singapore) (1)            900,000    63,394    .40
Black Box Corp. (USA) (1)                                                       878,000    60,788    .39
Ubizen (Belgium) (1)                                                            267,000    47,091    .30
Falck A/S (Denmark)                                                             295,000    39,858    .25
Mosaic Group Inc. (Canada) (1)                                                2,873,300    38,601    .24
DII Group, Inc. (USA) (1)                                                       325,000    36,745    .23
Zuken Inc. (Japan)                                                            1,300,000    35,101    .22
Alphameric PLC (United Kingdom) (4)                                           5,262,009    33,488    .21
Bally Total Fitness Holding Corp. (USA) (1,4)                                 1,360,500    33,332    .21
I-D Media AG (Germany) (1)                                                      406,420    33,081    .21
GFT Technologies AG (Germany) (1)                                               121,000    28,967    .18
Digex, Inc., Class A (USA) (1)                                                  260,000    28,844    .18
Integra SA (France) (1)                                                         810,000    28,381    .18
Scoot.com PLC (United Kingdom) (1)                                            7,000,000    26,796    .17
Photobition Group PLC (United Kingdom)                                        1,700,000    14,100
Photobition Group PLC (2)                                                     1,500,000    12,441    .17
Uproar Ltd. (Austria) (1)                                                     1,148,640    25,298    .16
Midas, Inc. (USA) (4)                                                         1,050,000    25,200    .16
eLoyalty Corp. (USA) (1)                                                      1,046,500    24,985    .16
MSC Industrial Direct Co., Inc., Class A (USA) (1)                            1,250,000    22,500    .14
Computer Engineering & Consulting Ltd. (Japan) (4)                            1,145,000    22,186    .14
Corporate Services Group PLC (United Kingdom) (1,2)                           7,528,427    11,647
Corporate Services Group PLC, 7.50% convertible debentures 2005              $6,000,000     6,986
Corporate Services Group PLC (1)                                              2,000,000     3,094    .14
Corporate Services Group PLC, rights, expire 2000 (1.2)                       1,254,737       120
Corporate Services Group PLC, rights, expire 2000 (1)                           333,333        32
Infosources (France) (1)                                                         94,000    21,603    .14
Profit Recovery Group International, Inc. (USA) (1)                           1,167,600    21,601    .14
PLAUT AG (Germany) (1)                                                          510,000    21,000    .13
Ziff-Davis Inc. (USA) (1)                                                       890,000    18,913    .12
Framtidsfabriken AB (Sweden) (1)                                                770,000    18,853    .12
MEDION AG (Germany)                                                             187,200    18,823    .12
WatchGuard Technologies, Inc. (USA) (1)                                         200,000    18,000    .11
SmartForce PLC (formerly CBT Group PLC) (ADR) (Ireland) (1)                     375,000    17,203    .11
PentaMedia Graphics Ltd. (India)                                                650,000    17,155    .11
Effnet Group AB (Sweden) (1)                                                    233,000    17,033    .11
Parsytec AG (Germany) (1)                                                        78,000    16,806    .11
Icon Medialab International AB (Sweden) (1)                                     750,000    16,535    .10
Information Highway AB (Sweden) (1)                                           1,798,750    16,489    .10
ProBusiness Services, Inc. (USA) (1)                                            633,900    16,363    .10
Teligent AB (Sweden) (1)                                                        674,000    16,033    .10
Tecnomatix Technologies Ltd. (Israel) (1)                                       356,700    15,472    .10
InternetStudios.com, Inc. (USA) (1,2,3,4)                                       950,000    15,393    .10
ParaRede SGPS (Portugal) (1)                                                    400,000    15,126    .10
Hotel Reservations Network, Inc., Class A, (USA) (1)                            850,000    15,088    .10
PSD Group PLC (United Kingdom)                                                  978,000    14,960    .09
ITE Group PLC (United Kingdom) (4)                                            9,608,800    14,406    .09
TTI Team Telecom International Ltd. (Israel) (1)                                434,250    14,330    .09
Elbit Ltd. (Israel) (1,4)                                                     1,082,500    14,072    .09
4M Technologies Holding SA (Switzerland) (1)                                     40,000    13,968    .09
OpenTV Corp., Class A (British Virgin Islands) (1)                              115,900    13,720    .09
Internet Gold-Golden Lines Ltd. (Israel) (1)                                    535,000    13,342    .08
Cross Systems SA (France) (1)                                                    41,300    13,051    .08
London Bridge Software Holdings PLC (United Kingdom)                            137,800    13,023    .08
Eimo Oyj (Finland) (1)                                                          330,000    12,798    .08
SR Teleperformance SA (France)                                                   38,842    12,609    .08
Sapiens International Corp. NV (Israel) (1,4)                                 1,015,000    12,434    .08
Stericycle, Inc. (USA) (1)                                                      485,600    12,140    .08
Talentum Oyj (Finland) (1)                                                      550,000    12,114    .08
Ubi Soft Entertainment SA (France) (1)                                          200,000    11,932    .08
Ci Technologies Group Ltd. (Australia)                                        2,425,784    11,923    .08
RT-SET Ltd. (Israel) (1)                                                        420,000    11,744    .07
Sausage Software Ltd. (Australia) (1)                                         3,092,500    11,259    .07
VALTECH SA (France) (1)                                                          67,000    11,080    .07
MDC Communications Corp., Class A (Canada) (1)                                  970,933    11,037    .07
VIA NET.WORKS, Inc. (USA) (1)                                                   364,300    10,849    .07
SciQuest.com, Inc. (USA) (1)                                                    420,500    10,828    .07
Nippon Kanzai (Japan)                                                           503,800    10,765    .07
Fitness First PLC (United Kingdom) (1)                                          530,000    10,246    .07
BPP Holdings PLC (United Kingdom)                                               800,000    10,208    .06
Iron Mountain Inc. (USA) (1)                                                    291,000     9,912    .06
Kanamoto Co., Ltd. (Japan)                                                    1,086,000     9,630    .06
Source Information Management Co. (USA) (1)                                     550,000     9,625    .06
Launch Media, Inc. (USA) (1)                                                    600,000     9,375    .06
GTS Duratek, Inc. (USA) (1)                                                     891,100     9,245    .06
BVRP Software (France) (1)                                                       73,271     8,750    .06
BVRP Software, rights, expire 2000                                               71,796       275
Yuxing Info Tech Holdings (Hong Kong) (1)                                     8,400,000     8,954    .06
APCOA Parking AG (Germany) (4)                                                  122,688     8,941    .06
Bertrandt AG (Germany)                                                          145,000     8,873    .06
Synstar PLC (United Kingdom) (1)                                              3,000,000     8,852    .06
NDS Group PLC, Class A (ADR) (United Kingdom) (1)                               121,800     8,587    .05
eXchange Holdings PLC (United Kingdom) (1)                                    3,346,200     8,272    .05
PopNet Internet AG (Germany) (1)                                                216,100     7,885    .05
iVillage Inc. (USA) (1)                                                         500,000     7,836    .05
Optosof AB, Class B (Sweden) (1)                                                403,000     7,809    .05
Metron Technology NV (USA - Incorporated in Netherlands) (1)                    367,500     7,718    .05
Paramount Publishing Group Ltd. (Hong Kong) (1)                              20,000,000     7,641    .05
Trafficmaster PLC (United Kingdom) (1)                                          595,833     7,465    .05
Fantastic Corp., co-ownership shares (Switzerland) (1)                          250,000     7,414    .05
NCO Group, Inc. (USA) (1)                                                       227,000     7,250    .05
Zhejiang Expressway Co. Ltd., Class H (China)                                63,900,000     7,222    .05
AIT Group PLC (United Kingdom)                                                  350,000     7,218    .05
Kipling Holding AB (Sweden) (1,4)                                               234,000     7,168    .05
OnVista AG (Germany) (1)                                                        200,966     7,024    .04
United Rentals, Inc. (USA) (1)                                                  400,000     6,900    .04
CoSine Communications Inc., Series D, convertible preferred (USA) (1,2,3)     1,925,820     6,750    .04
freenet.de AG (Germany) (1)                                                      60,000     6,665    .04
Pixelpark AG (Germany) (1)                                                       50,000     6,464    .04
Kroll-O'Gara Co. (USA) (1)                                                      590,000     6,453    .04
M-Web Holdings Ltd. (South Africa) (1)                                        7,252,896     6,447    .04
Razorfish, Inc., Class A (USA) (1)                                              230,000     6,325    .04
Infoteria Inc. (Japan) (1,2,3,4)                                                    167     6,241    .04
ricardo.de AG (Germany) (1)                                                      45,000     6,205    .04
Sherwood International PLC, (United Kingdom)                                    375,000     6,161    .04
ALTEN SA (France) (1)                                                            32,500     6,106    .04
DIS Deutscher Industrie Service AG (Germany)                                     60,000     6,090    .04
International Container Terminal Services, Inc., 1.75% convertible           $5,905,000     5,935    .04
 debentures 2004 (Philippines)
LibertyOne Ltd. (Australia) (1)                                               9,000,000     5,789    .04
Seminis, Inc., Class A (USA) (1)                                                890,000     5,729    .04
INTERNOLIX AG (Germany) (1)                                                     148,800     5,642    .03
HearMe.com (USA) (1)                                                            222,500     5,618    .03
Nocom AB, Class B (Sweden) (1)                                                  156,212     5,365    .03
digital advertising AG (Germany) (1)                                            180,000     5,343    .03
AHL Services, Inc. (USA) (1)                                                    500,000     5,063    .03
MITIE Group PLC (United Kingdom)                                              1,100,000     4,895    .03
RemarQ Communities, Inc., Series B, convertible preferred (USA) (1,2,3)         548,000     4,658    .03
Apropos Technology, Inc. (USA) (1)                                              124,500     4,607    .03
Regis Corp. (USA)                                                               310,500     4,599    .03
secunet Security Networks AG (Germany) (1)                                       55,000     4,477    .03
China.com Corp., Class A (Hong Kong) (1)                                         51,600     4,180    .03
Extreme Networks, Inc. (USA) (1)                                                 52,000     4,108    .03
Commerx, Inc. Series B, convertible preferred (USA) (1,2,3)                     321,802     4,000    .03
Multiemedia.com Ltd. (Australia) (1)                                         10,300,000     3,938    .03
Sylvan Learning Systems, Inc. (USA) (1)                                         219,850     3,504    .02
Casella Waste Systems, Inc., Class A (USA) (1)                                  435,900     3,269    .02
Beeson Gregory Group PLC (United Kingdom)(1,3)                                  666,600     3,190    .02
WWL Internet AG (Germany) (1)                                                   120,000     2,976    .02
Pre-Paid Legal Services, Inc. (USA) (1)                                         100,000     2,969    .02
Norman ASA (Norway) (1)                                                         120,000     2,954    .02
Solution 6 Holdings Ltd. (Australia) (1)                                        456,276     2,949    .02
UroCor, Inc. (USA) (1,4)                                                        575,000     2,803    .02
SkillSoft Corp. (USA) (1)                                                        95,000     2,761    .02
FortuneCity.com Inc. (USA) (1)                                                  225,000     2,478    .02
Applied Optical Technologies PLC (United Kingdom) (1)                           366,627     2,251    .01
Ituran Group (Israel) (1)                                                        49,445     2,214    .01
Artnet.com AG (Germany) (1)                                                     147,000     2,182    .01
Primark Corp. (USA) (1)                                                          89,102     2,150    .01
Cyber Agent Co., Ltd. (Japan) (1)                                                    14     1,876    .01
IXLA Ltd. (Australia) (1)                                                     1,584,000     1,807    .01
Cyber Com Consulting Group Scandinavia AB, Class B (Sweden) (1)                  90,000     1,744    .01
e4L, Inc. (USA) (1)                                                             780,000     1,658    .01
Day Interactive Holding AG (Switzerland) (1)                                      5,217     1,382    .01
IBA Technologies Ltd. (Australia) (1)                                           900,000     1,038    .01
Crayfish Co., Ltd. (ADR) (Japan) (1)                                             25,400       965    .01
WEB.DE AG (Germany) (1)                                                          26,300       680    .00
Industrial & Financial Systems, IFS AB, rights, expire 2000 (Sweden) (1)        203,200       436    .00
Livin' on the Edge (USA) 1,3                                                          3       170    .00

ELECTRONIC COMPONENTS  -  11.08%
Micrel, Inc. (USA) (1)                                                        1,496,100   143,626    .91
Venture Manufacturing (Singapore) Ltd (Singapore)                             6,976,000    95,785    .85
Venture Manufacturing (Singapore) Ltd (2)                                     2,710,000    37,210
NatSteel Electronics Ltd (Singapore)                                         17,700,000   115,828    .73
Acer Display Technology (Taiwan)(1,2,3)                                      35,475,000    87,578    .56
Universal Scientific Industrial Co., Ltd. (Taiwan) (1)                       14,734,000    73,719    .47
Varian Semiconductor Equipment Associates, Inc. (USA) (1)                     1,039,800    66,157    .42
S.O.I.TEC SA (France)(1)                                                        237,000    64,227    .41
Malaysian Pacific Industries Bhd. (Malaysia)                                  4,420,000    59,321    .38
QPL International Holdings Ltd. (Hong Kong - Incorporated in Bermuda) (1)    25,399,000    52,354    .33
CTS Corp. (USA)                                                                 910,000    51,870    .33
Semtech Corp. (USA) (1)                                                         715,000    45,805    .29
Applied Micro Circuits Corp. (USA) (1)                                          290,000    43,518    .28
Cymer, Inc. (USA) (1)                                                           850,000    42,500    .27
Acer Laboratories Inc. (Taiwan) (1,4)                                         6,200,000    42,245    .27
Power Integrations, Inc. (USA) (1,4)                                          1,620,000    40,500    .26
Littelfuse, Inc. (USA) (1,4)                                                  1,000,000    36,687    .23
Sanmina Corp. (USA) (1)                                                         534,000    36,078    .23
Wus Printed Circuit Co., Ltd. (Taiwan) (1,4)                                 22,083,750    35,328    .22
Perlos Oyj (Finland) (1)                                                        918,800    32,730    .21
JIT Holdings Ltd. (Singapore)                                                10,755,700    32,050    .20
Photronics, Inc. (USA) (1)                                                      850,000    30,016    .19
Omni Industries Ltd. (Singapore)                                             12,600,000    29,595    .19
Dainippon Screen Mfg. Co., Ltd. (Japan) (1)                                   4,150,000    28,658    .18
hi/fn, inc. (USA) (1)                                                           435,000    28,302    .18
Fujitsu Devices Inc. (Japan)                                                    900,000    27,972    .18
Procomp Informatics Ltd. (Taiwan) (1)                                         2,880,000    27,871    .18
Dynarc AB (Sweden) (1)                                                        1,125,000    15,665    .17
Dynarc AB (1,2)                                                                 775,000    10,791
Etron Technology, Inc. (Taiwan) (1)                                           5,330,000    25,790    .16
ATMI, Inc. (USA) (1)                                                            500,000    23,875    .15
Sunplus Technology Co., Ltd. (Taiwan) (1)                                     3,650,000    23,308    .15
ELMOS Semiconductor AG (Germany) (1)                                            560,000    22,523    .14
Unicap Electronics Industrial Corp. (Taiwan) (1,4)                           20,396,505    22,491    .14
Dallas Semiconductor Corp. (USA)                                                625,600    21,974    .14
Optoma Corp. (Taiwan) (1,4)                                                   7,500,000    19,503    .12
DuPont Photomasks, Inc. (USA) (1)                                               325,000    18,830    .12
Orad Hi-Tec Systems Ltd. (Israel) (1)                                           300,000    16,921    .11
Anam Semiconductor, Inc. (South Korea) (1)                                      800,000    13,900    .09
Imagination Technologies Group PLC (United Kingdom) (1)                       2,100,000    12,829    .08
Paltek (Japan)                                                                  432,000    10,909    .07
Tower Semiconductor Ltd. (Israel) (1)                                           420,000     9,555    .06
Honda Tsushin Kogyo Co., Ltd. (Japan)                                           218,000     9,422    .06
Kopin Corp. (USA) (1)                                                           125,000     8,594    .05
Technology Nexus AB (Sweden) (1,4)                                              167,500     7,988    .05
Varitronix International Ltd. (Honk Kong--Incorporated in Bermuda)            3,162,300     7,351    .05
PILKOR Electronics Ltd. (South Korea) (1,4)                                     700,000     6,747    .04
Komatsu Electronic Metals Co., Ltd. (Japan) (1)                                 541,900     6,211    .04
Veeco Instruments Inc. (USA) (1)                                                 75,000     5,550    .03
Melexis NV (Belguim) (1)                                                        300,000     4,769    .03
Elec & Eltek International Holdings Ltd. (Hong Kong--Incorporate in Bermud   32,160,000     4,750    .03
MegaChips Corp. (Japan)                                                          60,000     4,050    .02
Elec & Eltek International Co. Ltd. (Singapore)                                 920,000     2,328    .01
Quantum Effect Devices, Inc. (USA) (1)                                           24,600     1,959    .01
Metalink Ltd. (Israel) (1)                                                       35,400     1,358    .01

BROADCASTING & PUBLISHING  -  7.98%
UnitedGlobalCom, Inc., Class A (USA) (1)                                      3,250,000   243,953   1.55
Westwood One, Inc. (USA) (1)                                                  3,356,800   121,684    .77
SBS Broadcasting SA (Luxembourg) (1,4)                                        1,297,000    79,766    .51
Scottish Media Group PLC (United Kingdom) (1)                                 3,500,750    71,929    .46
Fox Kids Europe NV (Netherlands) (1)                                          2,988,000    62,949    .40
Nasionale Pers Beperk (South Africa)                                          4,000,000    48,981    .31
United Television, Inc. (USA)                                                   350,000    46,331    .29
Highlight Communications AG, co-ownership shares (Switzerland) (1)              275,200    46,118    .29
MIH Ltd., Class A (South Africa) (1)                                            718,000    43,798    .28
Antena 3 de Television, SA (GDR) (Spain) (1,2,3,4)                                1,500    39,207    .25
HIT Entertainment PLC (United Kingdom) (2,4)                                  4,567,100    29,867    .22
HIT Entertainment PLC (4)                                                       700,000     4,578
ENDEMOL Entertainment Holding NV (Netherlands)                                  245,520    32,680    .21
Class Editori SpA, Class A (Italy)                                            2,082,000    32,414    .20
NRJ SA (France)                                                                  40,284    29,896    .19
Zee Telefilms Ltd. (India)                                                    1,100,000    25,940    .16
Antenna TV SA (ADR) (Greece) (1)                                                900,000    21,037    .13
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                            69,200    18,822    .12
Agora SA (GDR) (Poland) (1)                                                     625,000    17,500    .11
MIH Holdings Ltd. (South Africa) (1)                                          1,727,700    17,476    .11
Chrysalis Group PLC (United Kingdom)                                            693,100    16,803    .11
NTV Broadcasting Co. (GDR) (Russia) (1,2,3)                                     812,520    16,000    .10
APN News & Media Ltd. (Australia)                                             5,723,922    13,442    .08
Radio One, Inc., Class A (USA) (1)                                              200,000    13,325    .08
Senator Film AG (Germany) (1)                                                   111,000    12,745    .08
CanWest Global Communications Corp. (Canada)                                  1,154,946    12,532    .08
P4 Radio Hele Norge ASA (Norway)                                              1,626,000    11,548    .07
Roularta Media Group NV (Belguim) (1)                                           150,000    11,046    .07
Primedia Ltd., units (South Africa)                                           7,718,508    11,001    .07
Rural Press Ltd. (Australia)                                                  3,726,466    10,922    .07
Future Network PLC (United Kingdom) (1)                                         750,000    10,357    .07
Ten Network Holdings Ltd. (Australia)                                         6,500,000     9,545    .07
Sky Network Television Ltd. (ADR) (New Zealand) (1)                             376,000     9,071    .06
Sky Network Television Ltd. (1)                                                 106,500       275
Media General, Inc., Class A (USA)                                              139,500     7,306    .05
RTV Family Entertainment AG (Germany) (1)                                       110,000     7,268    .05
SuperSport International Holdings Ltd. (South Africa)                         5,985,600     6,742    .04
TVA Group Inc., Class B (Canada)                                                243,600     5,387    .03
Alma Media Oyj (Finland)                                                        107,400     5,067    .03
Classic Communications, Inc., Class A (USA) (1)                                 300,000     4,725    .03
Television Eighteen India Ltd. (India) (1)                                      170,000     4,718    .03
Information Holdings Inc. (USA) (1)                                             150,000     4,697    .03
United Broadcasting Corp. (Thailand) (1)                                      5,800,000     4,644    .03
BKN International AG (Germany) (1)                                               75,000     4,165    .03
Spanish Broadcasting System, Inc., Class A (USA) (1)                            177,000     4,151    .03
TNT-Teleset (GDR) (Russia) (1,2,3)                                              287,324     4,000    .02
StoryFirst Communications Inc., convertible preferred, Class B (Russia) (1        4,022     1,207    .01
Southern Star Group Ltd. (Australia)                                          3,290,000       858    .00

HEALTH & PERSONAL CARE  -  6.94%
Andrx Corp. (USA) (1)                                                         1,160,000   133,980    .85
United Therapeutics Corp. (USA) (1,2,4)                                       1,200,000    93,300    .59
Inhale Therapeutic Systems, Inc. (USA)(1,2,4)                                 1,000,000    74,500    .52
Inhale Therapeutic Systems, Inc. (1,4)                                          101,646     7,573
SuperGen, Inc. (USA) (1,2)                                                      561,000    26,928    .35
SuperGen Inc., warrants, expire 2002 (1,2,3)                                    336,600    12,080
SuperGen Inc., warrants, expire 2002 (1,3)                                      231,800     8,482
SuperGen, Inc. (1)                                                              154,534     7,418
Pharmacyclics, Inc. (USA) (1,2,4)                                               580,000    32,299    .33
Pharmacyclics, Inc. (1,4)                                                       350,000    19,491
ImClone Systems Inc. (USA) (1)                                                  650,000    49,969    .32
ViroPharma Inc. (USA) (1)                                                       740,000    45,371    .29
IDEXX Laboratories, Inc. (USA) (1,4)                                          1,931,300    45,023    .29
ILEX Oncology, Inc. (USA) (1)                                                   885,000    37,170    .24
Digene Corp. (USA) (1,4)                                                        800,000    36,800    .23
Nobel Biocare AB (Sweden) (4)                                                 1,291,900    34,779    .22
Vertex Pharmaceuticals Inc. (USA) (1)                                           730,000    34,173    .22
Vical Inc. (USA) (1)                                                            875,000    29,313    .19
Mentor Corp. (USA)                                                            1,080,000    29,160    .19
COR Therapeutics, Inc. (USA) (1)                                                371,500    24,490    .16
Amylin Pharmaceuticals, Inc. (USA) (1,2,3)                                    1,845,833    22,531    .14
Protein Design Labs, Inc. (USA) (1)                                             280,000    22,260    .14
OSI Pharmaceuticals, Inc. (USA) (1,2,3)                                         561,000     9,845    .12
OSI Pharmaceuticals, Inc. (1)                                                   480,000     9,360
BioMarin Pharmaceutical Inc. (USA) (1)                                          500,000    17,750    .11
Aviron (USA) (1)                                                                605,000    16,827    .11
PolyMedica Corp. (USA) (1)                                                      275,000    16,156    .10
Nadro, SA de CV, B share (Mexico)                                            13,262,773    15,745    .10
AVANT Immunotherapeutics, Inc. (USA) (1)                                      1,300,000    12,350    .09
AVANT Immunotherapeutics, Inc. (1,2)                                            200,000     1,900
XOMA Ltd. (USA - Incorporated in Bermuda) (1,2,3)                             2,000,000    13,950    .09
Transkaryotic Therapies, Inc. (USA) (1,2)                                       250,000    13,906    .09
Neose Technologies, Inc. (USA) (1)                                              400,000    12,875    .08
Ventana Medical Systems, Inc. (USA) (1,2,3)                                     250,000     9,717    .07
Ventana Medical Systems, Inc. (1)                                                32,500     1,404
CIMA LABS INC. (USA) (1,4)                                                      617,200    10,608    .07
Genetronics Biomedical Ltd., warrants, expire 2000 (Canada) (1)               1,650,000    10,231    .07
Thermedics Inc. (USA) (1)                                                     1,249,100    10,227    .06
OrthoLogic Corp. (USA) (1,4)                                                  1,620,000     9,922    .06
Scotia Holdings PLC (United Kingdom) (1)                                      3,476,900     9,594    .06
Anesta Corp. (USA) (1,4)                                                        715,000     9,462    .06
HemaSure Inc. (USA) (1,2,3)                                                     882,000     8,335    .05
Hollis-Eden Pharmaceuticals, Inc. (USA) (1,2)                                   555,556     8,194    .05
TriPath Imaging, Inc. (USA) (1)                                                 886,242     7,921    .05
Myriad Genetics, Inc. (USA) (1)                                                 115,000     6,929    .04
Emisphere Technologies Inc., (USA) (1)                                           90,000     4,669    .03
Neurocrine Biosciences, Inc. (USA) (1)                                          200,000     4,650    .03
Computer Motion, Inc. (USA) (1,4)                                               434,900     4,104    .03
Grupo Casa Autrey, SA de CV (ADR) (Mexico) (1)                                  498,500     3,801    .02
Women First HealthCare, Inc. (USA) (1)                                          800,000     3,800    .02
Vision-Sciences, Inc. (USA) (1)                                                 984,500     2,215    .01
GP Strategies Corp. (USA) (1)                                                    49,600       205    .00

DATA PROCESSING & REPRODUCTION  -  6.05%
HNC Software Inc. (USA) (1)                                                   1,309,698    94,380    .60
Datacraft Asia Ltd (Singapore)                                                8,998,896    84,140    .53
VA Linux Systems, Inc. (USA) (1,2,3)                                          1,554,404    79,770    .51
MMC Networks, Inc. (USA) (1,4)                                                2,060,000    67,980    .43
RadiSys Corp. (USA) (1,4)                                                     1,060,000    63,733    .40
DSP Group, Inc. (USA) (1)                                                       843,800    55,691    .35
Documentum, Inc. (USA) (1)                                                      650,000    50,700    .32
Great Plains Software, Inc. (USA) (1,4)                                         920,500    49,132    .31
SOTEC Co., Ltd. (Japan) (1,2,3)                                                   4,297    48,173    .31
Apex Inc. (USA) (1,4)                                                         1,175,000    43,622    .28
Nice Systems Ltd. (ADR) (Israel) (1)                                            485,000    34,556    .22
Remedy Corp. (USA) (1)                                                          800,000    33,700    .21
Electronics for Imaging, Inc. (USA) (1)                                         500,000    30,000    .19
Macromedia, Inc. (USA) (1)                                                      315,300    28,476    .18
Radiant Systems, Inc. (USA) (1)                                                 440,500    27,696    .18
Aspen Technology, Inc. (USA) (1)                                                541,500    21,863    .14
Inet Technologies, Inc. (USA) (1)                                               354,100    18,745    .12
National Computer Systems, Inc. (USA)                                           353,100    17,920    .11
Primax Electronics Ltd. (Taiwan) (1)                                         13,239,285    17,170    .11
Accrue Software, Inc. (USA) (1)                                                 335,000    15,342    .10
Garnet Systems Co., Ltd (South Korea) (1)                                       448,740    14,741    .09
Witness Systems, Inc. (USA) (1)                                                 300,800     9,137    .06
Integral Systems, Inc. (USA) (1,2)                                              200,000     9,000    .06
Xiox Corp., Series B, convertible preferred (USA) (1,2,3)                       230,000     8,875    .06
eBenX, Inc. (USA) (1)                                                           199,000     5,870    .04
Efficient Networks, Inc. (USA) (1)                                               36,700     5,716    .04
MedQuist Inc. (USA) (1)                                                         166,400     4,524    .03
CacheFlow Inc. (USA) (1)                                                         31,100     3,685    .02
eCollege.com (USA) (1)                                                          500,000     3,500    .02
InterTrust Technologies Corp. (USA) (1)                                          60,000     2,550    .02
Versata, Inc. (USA) (1)                                                          37,800     2,275    .01

MERCHANDISING  -  5.23%
Michaels Stores, Inc. (USA) (1,4)                                             1,794,600    73,130    .46
Giordano International Ltd. (Hong Kong) (4)                                  42,954,000    52,131    .33
KOMERI Co., Ltd. (Japan)                                                      1,625,000    51,452    .33
JJB Sports PLC (United Kingdom)                                               5,725,000    50,497    .32
Too, Inc. (USA) (1)                                                           1,475,000    46,555    .29
Williams-Sonoma, Inc. (USA) (1)                                               1,284,099    39,807    .28
Williams-Sonoma, Inc. (1,2)                                                     134,099     4,157
Sundrug Co., Ltd. (Japan)                                                       550,000    38,835    .25
Lands' End, Inc. (USA) (1)                                                      575,700    35,406    .22
Senshukai Co., Ltd. (Japan) (4)                                               3,095,000    32,976    .21
DFS Furniture Co. PLC (United Kingdom) (4)                                    5,682,700    31,270    .20
Homac Corp. (Japan)                                                           1,379,910    30,289    .19
Tsuruha Co., Ltd. (Japan)                                                       396,000    29,615    .19
Webvan Group, Inc. (USA) (1,2,3)                                              3,813,220    25,390    .16
Sunglass Hut International, Inc. (USA) (1,4)                                  3,200,000    25,000    .16
Migros Turk TAS (Turkey)                                                     40,904,025    22,587    .14
Cost Plus, Inc. (USA) (1)                                                       626,000    21,167    .13
Whitehall Jewellers, Inc. (USA) (1,4)                                           850,000    19,975    .13
School Specialty, Inc. (USA) (1,4)                                              917,000    19,716    .12
Alloy Online, Inc. (USA) (1,4)                                                  876,300    14,623    .09
Sixt AG (Germany)                                                               331,136     8,926    .09
Sixt AG, nonvoting preferred                                                    294,768     5,349
Miami Computer Supply Corp. (USA) (1)                                           450,000    14,119    .09
Rent-Way, Inc. (USA) (1)                                                        711,900    13,882    .09
Jean Coutu Group (PJC) Inc., Class A (Canada)                                   635,200    11,925    .08
PETsMART, Inc. (USA) (1)                                                      3,848,400    11,545    .07
GrandVision SA (France)                                                         321,704     9,658    .06
Sharper Image Corp. (USA) (1,4)                                                 775,000     9,494    .06
Claire's Stores, Inc. (USA)                                                     450,000     9,028    .06
Jo-Ann Stores, Inc., Class A (USA) (1,4)                                        525,000     4,397    .05
Jo-Ann Stores, Inc., Class B  (1,4)                                             525,000     3,150
Miadora Inc., preferred, Series B (USA) (1,2,3,4)                               602,410     4,030    .05
Miadora Inc., preferred, Series C  (1,2,3,4)                                    448,431     3,000
PlanetRx.com, Inc. (USA) (1,2,3)                                              1,000,000     6,800    .04
Piercing Pagoda, Inc. (USA) (1,4)                                               502,500     6,721    .04
O'Reilly Automotive, Inc. (USA) (1)                                             400,000     5,675    .04
Hornbach Holding AG, preferred (Germany)                                        132,650     5,589    .04
Shop At Home, Inc. (USA) (1)                                                    580,000     5,003    .03
Dickson Concepts (International) Ltd. (Hong Kong---Incorporated in Bermuda    4,324,699     4,721    .03
EUROBIKE AG (Germany) (4)                                                       364,000     4,183    .03
Athlon Groep NV (Netherlands)                                                   225,000     3,609    .02
Bombay Co., Inc. (USA) (1)                                                      944,700     3,129    .02
Chapters Inc. (Canada) (1)                                                      324,200     2,915    .02
Chapters Online Inc. (Canada) (1)                                               330,000     1,364    .01
Haverty Furniture Companies, Inc. (USA)                                         100,000     1,062    .01
Homeplace of America Inc. (USA) (1,3)                                            22,536       362    .00
Homeplace of America Inc., Series A, warrants, expire 2004 (1,3)                112,679       -

ELECTRONIC INSTRUMENTS  -  4.45%
TranSwitch Corp. (USA) (1)                                                    1,570,000   150,916    .96
Disco Corp. (Japan)                                                             500,000    89,841    .86
Disco Corp.(1,5)                                                                250,000    45,406
Applied Materials, Inc. (formerly Etec Systems, Inc.) (USA) (1)                 778,800    73,402    .47
Orbotech Ltd. (Israel) (1)                                                      675,000    57,375    .36
ASM Pacific Technology Ltd. (Hong Kong)                                      16,537,000    56,068    .36
Picvue Electronics, Ltd. (Taiwan) (4)                                        34,810,000    40,906    .26
Trimble Navigation Ltd. (USA) (1,4)                                           1,450,000    37,337    .24
Ando Electric Co., Ltd. (Japan) (1,4)                                         1,700,000    34,674    .22
Mercury Computer Systems, Inc. (USA) (1)                                        690,000    33,724    .21
Yamatake Corp. (Japan)                                                        3,535,000    30,729    .19
Micronic Laser Systems AB (Sweden) (1,4)                                        735,710    13,488    .14
Micronic Laser Systems AB (1,2,4)
Lumonics Inc. (Canada) (1)                                                      710,000    11,862    .08
Lasertec Corp. (Japan) (4)                                                      325,000     8,523    .05
Caliper Technologies Corp. (USA) (1)                                             55,000     4,448    .03
Conexant Systems, Inc. (USA) (1)                                                 44,946     3,191    .02

IT CONSULTING & SERVICES  -  3.75%
Baltimore Technologies PLC (United Kingdom) (1,4)                             2,126,130   289,708   1.93
Baltimore Technologies PLC (ADR) (1,4)                                          100,000    14,300
Enea Data AB (Sweden) (4)                                                       399,400    76,470    .48
Data Communication System Co., Ltd. (Japan)                                     435,000    28,983    .18
Telelogic AB (Sweden) (1)                                                       315,750    28,578    .18
FI System SA (France) (1)                                                       272,975    25,487    .16
ChoicePoint Inc. (USA) (1)                                                      600,000    22,425    .14
Aldata Solutions (Finland) (1)                                                  245,900    22,135    .14
Securenet Ltd. (Australia) (1)                                                2,811,634    21,326    .14
StepStone ASA (Norway) (1)                                                    6,480,000    16,721    .11
Connecta AB (Sweden) (1)                                                        420,000    13,159    .08
Satama Interactive Oy (Finland) (1)                                             516,500    11,870    .08
Biodata Information Technology AG (Germany) (1)                                  19,300     7,300    .05
Catena Corp (Japan)                                                             600,000     5,012    .03
GigaMedia Ltd. (Taiwan) (1)                                                      83,800     4,546    .03
Lorien PLC (United Kingdom)                                                     819,663     1,203    .01
InaCom Corp. (USA) (1)                                                          395,500     1,088    .01
Xpedior Inc. (USA) (1)                                                           24,900       560    .00

LEISURE & TOURISM  -  3.56%
J D Wetherspoon PLC (United Kingdom)                                          7,404,935    52,532    .33
Cheesecake Factory Inc. (USA) (1,4)                                           1,205,500    50,179    .32
Extended Stay Amercia, Inc. (USA) (1,4)                                       5,500,000    41,250    .26
Corporacion Interamericana de Entretenimiento, SA de CV, Class B (Mexico)     8,153,679    41,138    .26
Imax Corp. (Canada) (1)                                                       1,382,200    29,804    .19
Village Roadshow Ltd. (Australia)                                            11,701,596    19,761    .19
Village Roadshow Ltd., Class A, 5.50% preferred                               6,940,468     9,686
American Classic Voyages Co. (USA) (1,4)                                      1,150,000    28,966    .18
Vail Resorts, Inc. (USA) (1,4)                                                1,761,300    28,401    .18
Travelocity.com Inc. (USA) (1)                                                  875,000    25,703    .16
Constantin Film AG (Germany) (1)                                                425,000    22,587    .14
Alliance Atlantis Communications Inc., nonvoting, Class B (Canada) (1)        1,216,450    16,342    .10
Boca Resorts, Inc., Class A (USA) (1)                                         1,175,000    10,061
Boca Resorts, Inc., Class A, 1997 Series (1,2)                                  500,000     4,281    .10
Boca Resorts, Inc., Class A, 1999 Series (1,2)                                  231,730     1,984
Consolidated Products, Inc. (USA) (1,4)                                       1,718,750    16,221    .10
Ruby Tuesday, Inc. (USA)                                                        841,800    14,731    .09
Helkon Media AG (Germany) (1)                                                   385,000    13,457    .09
Mandarin Oriental International Ltd. (Singapore)                             24,149,434    12,799    .08
Kinowelt Medien AG (Germany) (1)                                                240,000    12,181    .08
Luminar PLC (United Kingdom)                                                    850,000    11,931    .08
Scandic Hotels AB (Sweden)                                                      822,600    10,118    .07
PizzaExpress PLC (United Kingdom)                                               840,000     9,847    .06
Morton's Restaurant Group, Inc. (USA) (1,4)                                     415,000     7,911    .05
Filmes Lusomundo, SA, non-voting preferred (Portugal)                           248,500     7,615    .05
Lions Gate Entertainment Corp. (Canada) (1,4)                                   998,300     3,473    .04
Lions Gate Entertainment Corp. (1,2,4)                                          885,834     3,082
Kinepolis Group NV (Belgium)                                                     89,485     5,913    .04
Johnnies Industrial Corp. Ltd. (South Africa)                                   374,797     5,744    .04
Gaumont SA (France)                                                              81,370     5,704    .04
CDL Hotels International Ltd. (Hong Kong)                                    19,000,000     5,673    .04
Norsk Lotteridrift ASA (Norway)                                                 965,000     5,369    .03
NH Hoteles, SA (Spain) (1)                                                      450,000     5,292    .03
Travel24.com AG (Germany) (1)                                                   201,900     4,118    .03
Four Seasons Hotels Inc. (Canada)                                                90,500     4,053    .03
I T International Theatres Ltd. (Israel) (1)                                    375,000     3,937    .03
CINAR Films Inc., Class B (Canada) (1,3)                                      1,042,700     3,649    .02
Mandalay Resort Group (USA) (1)                                                 200,000     3,375    .02
DAS WERK AG (Germany) (1)                                                        45,000     1,616    .01

ELECTRICAL & ELECTRONICS  -  2.51%
Toyo Communication Equipment Co., Ltd. (Japan) (4)                            3,063,000    71,547    .45
Kokusai Electric Co., Ltd. (Japan) (4)                                        4,705,000    62,377    .40
ERG Ltd. (Australia)                                                          8,014,840    55,200    .35
Gilat Satellite Networks Ltd. (Israel) (1)                                      420,000    49,245    .31
Elron Electronic Industries Ltd. (Israel)                                     1,030,000    38,937    .25
Locus Co., Ltd. (South Korea) (1)                                               178,867    23,147    .15
ITG Group PLC (Ireland) (1,4)                                                 1,408,455    20,443    .13
Trigem Computer Inc. (South Korea)                                              190,900    14,771    .09
Trigem Computer Inc. rights, expires 2000 (1)                                     3,930        68
York International Corp. (USA)                                                  550,000    12,856    .08
GlobeSpan, Inc. (USA) (1)                                                       100,000    10,194    .07
InterCept Group, Inc. (USA) (1)                                                 350,000     9,012    .06
Tollgrade Communications, Inc. (USA) (1)                                        125,000     6,625    .04
Tandberg Television AS (Norway) (1)                                             684,000     5,506    .04
Sewon Telecom (South Korea) (1)                                                 390,000     5,453    .03
Finisar Corp. (USA) (1)                                                          32,900     4,820    .03
P-Com, Inc. (USA) (1)                                                           200,000     3,700    .02
Johnson Electric Holdings Ltd. (Hong Kong -- Incorporated in Bermuda)           131,300       898    .01
Advanced Systems Automation Ltd. (Singapore)                                    648,000       670    .00

WIRELESS TELECOMMUNICATION SERVICES  -  2.32%
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)        1,297,200    64,860    .52
Tele Celular Sul Participacoes SA, ordinary nominative                    5,070,300,000    17,106
Tele Centro Oeste Celular Participacoes SA, preferred nominative (ADR) (Br    4,550,000    52,894    .34
Telemig Celular Participacoes SA, preferred nominative (ADR) (Brazil)           565,700    50,100    .32
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil      678,600    48,689    .31
Himachal Futuristic Communications Ltd. (India)                               1,000,000    38,836    .25
Hutchison Telecommunications (Australia) Ltd. (Australia) (1)                 7,148,735    25,810    .16
interWAVE Communications International, Ltd. (USA) (1)                          514,000    15,484    .10
BreezeCOM Ltd. (Israel) (1)                                                     290,750    10,867    .07
CESKE RADIOKOMUNIKACE AS (GDR) (Czech Republic) (1)                             208,300    10,738    .07
Alamosa PCS Holdings, Inc. (USA) (1)                                            224,900     8,490    .05
M-Cell Ltd. (South Africa)                                                    1,484,000     8,187    .05
WebLink Wireless, Inc. (formerly PageMart Wireless, Inc.) (USA) (1)             500,000     6,687    .04
Aether Systems, Inc. (USA) (1)                                                   30,000     5,445    .03
Triton PCS Holdings, Inc., Class A (USA)(1)                                      29,500     1,763    .01

ENERGY SOURCES  -  1.76%
Newfield Exploration Co. (USA) (1,4)                                          2,300,000    81,075    .52
Louis Dreyfus Natural Gas Corp. (USA) (1)                                     1,443,400    49,076    .31
Cairn Energy PLC (United Kingdom) (1,4)                                      11,000,000    22,633    .14
Mitchell Energy & Development Corp., nonvoting, Class B (USA)                 1,000,000    22,000    .14
Fletcher Challenge Energy (New Zealand)                                       6,000,000    13,362    .09
Oil Search Ltd. (Australia) (1)                                               8,000,000     7,282
Oil Search Ltd., 9.50% convertible preferred                                     50,000     3,341    .08
Oil Search Ltd. (1,2)                                                         1,150,000     1,047
Encal Energy Ltd. (Canada) (1)                                                2,000,000     9,576    .06
Tullow Oil PLC (Ireland) (1,2)                                                8,000,000     8,549    .05
Ramco Energy PLC (United Kingdom) (1)                                         1,297,000     8,275    .05
Ivanhoe Energy Inc., units (formerly Black Sea Energy Ltd.) (Canada) (1,2,    4,000,000     7,074    .05
Ivanhoe Energy Inc. (1)                                                         490,400     1,020
Cabre Exploration Ltd. (Canada) (1,4)                                         1,099,000     7,723    .05
Novus Petroleum Ltd. (Australia) (1)                                          7,969,508     7,157    .05
Paramount Resources Ltd. (Canada)                                               600,000     5,415    .03
Paladin Resources NL (Australia) (1,4)                                       11,270,998     5,034    .03
Western Oil Sands Inc., units (Canada) (1,2,3)                                1,100,000     3,789    .03
Western Oil Sands Inc., units (1,2,3)                                           110,000       568
Berkley Petroleum Corp. (Canada) (1)                                            510,400     3,165    .02
Arcon International Resources PLC (Ireland) (1)                              11,798,000     2,917    .02
Northrock Resources Ltd. (Canada) (1)                                           603,000     2,285    .02
Bharat Petroleum Corp. Ltd. (India)                                             351,806     2,092    .01
Aminex PLC (Ireland) (1,2)                                                    3,150,000     2,047    .01
Anzoil NL (Australia) (1)                                                     2,730,000       207    .00

DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.54%
Intermedia Communications Inc. (USA) (1)                                      1,365,000    65,947    .42
VersaTel Telecom International NV (Netherlands) (1)                             772,500    35,833    .23
EniTel ASA (Norway) (1)                                                         776,550    34,470    .22
EniTel ASA, warrants, expire 2004 (1,3)                                          30,000       663
Focal Communications Corp. (USA) (1)                                            623,900    34,938    .22
Highpoint Telecommunications Inc. (Canada) (1)                                1,000,000    15,157    .12
Highpoint Telecommunications Inc. (1,2,3)                                       322,000     4,148
Global Tele-Systems Ltd. (India)                                                320,000    16,614    .10
Global Light Telecommunications Inc. (Canada) (1)                               600,000    12,300    .08
Flashcom, Inc., preferred, Series B (USA) (1,2,3)                             1,484,018    10,017    .06
Corus Entertainment Inc., Class B (Canada) (1)                                  350,000     9,163    .06
Redstone Telecom PLC (United Kingdom) (1)                                       400,000     4,051    .03
Redstone Telecom PLC, rights, expire 2000 (1)                                   109,091       191    .00

FINANCIAL SERVICES  -  1.46%
OM Gruppen AB (Sweden)                                                        2,706,400   113,056    .72
MarketWatch.com, Inc. (USA) (1,4)                                               727,900    25,113    .16
Fidelity National Financial, Inc. (USA) (4)                                   1,700,000    23,481    .15
Mycal Card Inc. (Japan)                                                         425,920    14,396    .09
American Capital Strategies, Ltd. (USA)                                         450,000    11,419    .07
Nissin Co., Ltd. (Japan)                                                        250,000    10,781    .07
Metris Companies Inc. (USA)                                                     240,000     9,330    .06
Challenger International Ltd. (Australia)                                     3,700,000     8,882    .06
Federal Agricultural Mortgage Corp., Class C (USA) (1)                          350,000     5,425    .03
Medallion Financial Corp. (USA)                                                 275,000     4,623    .03
JCG Holdings Ltd. (Hong Kong -- Incorporated in Bermuda)                      7,990,000     3,617    .02

RECREATION & OTHER CONSUMER PRODUCTS  -  1.35%
Infogrames Entertainment (France) (1)                                         1,622,500    66,654
Infogrames Entertainment, 2.00% convertible debentures 2002                     $7,872      7,913    .48
Infogrames Entertainment, warrants, expire 2001 (1)                              25,500     1,807
AVEX Inc. (Japan)                                                               298,610    56,700    .36
VTech Holdings Ltd. (Hong Kong) (4)                                          12,700,964    50,892    .32
Communication Network Interface, Inc. (South Korea) (4)                       1,060,000    15,396    .10
Boyds Collection, Ltd. (USA) (1)                                              1,000,000     6,063    .04
GTR Group Inc. (Canada) (1)                                                   1,965,000     3,926    .03
edel music AG (Germany) (1)                                                      70,000     2,078    .01
Bajaj Auto Ltd. (GDR) (India)                                                    75,000       711    .01

HEALTH CARE PROVIDERS & SERVICES  -  1.34%
Medicis Pharmaceutical Corp., Class A (USA) (1)                               1,295,000    51,800    .33
Service Corp. International (USA)                                            10,000,000    30,000    .19
Rhon-Klinikum AG, nonvoting preferred (Germany)                                 561,300    25,424    .16
Trigon Healthcare, Inc. (USA) (1)                                               525,700    18,794    .12
Triad Hospitals, Inc. (USA) (1)                                               1,118,347    18,732    .12
AmeriSource Health Corp., Class A (USA) (1)                                   1,050,000    15,750    .10
Stewart Enterprises, Inc., Class A (USA)                                      3,000,000    14,813    .09
Bright Horizons Family Solutions, Inc. (USA) (1)                                555,000    12,002    .08
LifePoint Hospitals, Inc. (USA) (1)                                             468,347     7,786    .05
CuraGen Corp. (USA) (1)                                                         150,000     7,012    .04
AmSurg Corp., Class B (USA) (1,4)                                               309,972     1,860    .02
AmSurg Corp., Class A (1,4)                                                     250,000     1,469
ICON PLC (ADR) (Ireland) (1)                                                    209,000     3,109    .02
American Dental Partners, Inc. (USA) (1,4)                                      443,000     3,073    .02

CHEMICALS  -  1.28%
Cambrex Corp. (USA) (4)                                                       1,400,000    60,900    .39
OM Group, Inc. (USA)                                                          1,050,000    47,775    .30
Valspar Corp. (USA)                                                             991,100    37,972    .24
Bush Boake Allen Inc. (USA) (1)                                                 690,100    19,193    .12
Ionics, Inc. (USA) (1)                                                          750,000    19,172    .12
Kingboard Chemical Holdings Ltd. (Hong Kong) (4)                             27,720,000     9,612    .06
CK Witco Corp. (USA)                                                            671,200     6,838    .05

BEVERAGES & TOBACCO  -  1.20%
BRL Hardy Ltd. (Australia) (4)                                                8,420,836    36,760    .23
Beringer Wine Estates Holdings, Inc., Class B (USA) (1)                         708,000    25,400    .16
Chukyo Coca-Cola Bottling Co., Ltd. (Japan)                                   2,025,000    20,061    .13
Robert Mondavi Corp., Class A (USA) (1)                                         500,000    17,438    .11
Coca-Cola West Japan Co. Ltd. (Japan)                                           536,200    14,061    .09
Montana Group Ltd. (New Zealand) (4)                                         13,950,000    13,492    .09
Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)                                 1,011,000    11,292    .07
Mikuni Coca-Cola Bottling Co., Ltd. (Japan)                                     805,000    10,094    .06
Kinki Coca-Cola Bottling Co., Ltd. (Japan)                                      720,000     9,021    .06
Quilmes Industrial SA, nonvoting preferred (ADR) (Argentina)                    700,000     7,350    .05
Mikasa Coca-Cola Bottling Co., Ltd. (Japan)                                     815,000     6,689    .04
Vitasoy International Holdings Ltd. (Hong Kong)                              23,576,000     5,056    .03
AL-Ahram Beverages Co. (GDR) (Egypt) (1)                                        240,000     4,356    .03
Brau und Brunnen AG (Germany) (1)                                                77,304     2,739    .02
Petaluma Ltd. (Australia)                                                       689,950     1,989    .01
Simeon Wines Ltd. (Australia)                                                   832,748     1,631    .01
Vina Concha y Toro SA (ADR) (Chile)                                              27,200     1,047    .01
Guinness Anchor Bhd. (Malaysia)                                                 781,200       847    .00

REAL ESTATE  -  0.89%
Newhall Land and Farming Co. (USA)                                            1,000,000    28,250    .18
Castellum AB (Sweden) (4)                                                     2,659,200    24,840    .16
Cadiz Inc. (USA) (1,4)                                                        2,232,000    18,972    .12
IRSA Inversiones y Representaciones SA (Argentina)                            3,345,000    10,408    .12
IRSA Inversiones y Representaciones SA (GDR)                                    265,500     8,297
Muse Prime Software, Inc., preferred, Series B (USA) (1,2,3,4)                1,770,000    17,558    .11
Unibail (France)                                                                 94,000    12,332    .08
Diligentia AB (Sweden)                                                          763,000     7,835    .05
Mandamus AB (Sweden)                                                            727,575     5,699    .03
Sponda Oyj (Finland)                                                          1,330,000     4,700    .03
Pillar Property PLC (United Kingdom)                                            340,000     1,599    .01
GESCO Corp. (India) (1,3,4)                                                   1,440,250       331    .00
GESCO Corp. (GDR) (1,2,3,4)                                                      32,550        37

MACHINERY & ENGINEERING  -  0.85%
JOT Automation Group Oyj (Finland)                                            8,162,600    73,475    .46
Yushin Precision Equipment Co., Ltd. (Japan)                                    493,130    43,968    .28
Thermo Fibertek Inc. (USA) (1)                                                1,200,000     8,250    .05
Miura Co., Ltd. (Japan)                                                         500,000     5,774    .04
Chen Hsong Holdings Ltd. (Hong Kong -- Incorporated in Bermuda)               8,038,000     1,528    .01
KCI Konecranes International Corp. (Finland)                                     39,424     1,216    .01

BANKING  -  0.84%
Yapi ve Kredi Bankasi AS (Turkey)                                         1,040,000,000    27,831    .18
Imperial Bancorp (USA) (1)                                                      839,808    26,034    .17
Industrial Finance Corp. of Thailand (Thailand) (1)                          74,000,000    23,994    .15
Banco de Galicia y Buenos Aires SA, Class B (ADR) (Argentina)                   822,783    16,661    .11
Fulton Financial Corp. (USA)                                                    752,867    15,857    .10
KorAm Bank (South Korea)                                                      1,200,000     7,059    .05
Provident Bankshares Corp. (USA)                                                312,559     4,923    .03
Banco Rio de la Plata SA, Class B (ADR) (Argentina)                             221,000     3,163    .02
City National Corp. (USA)                                                        64,473     2,172    .01
Grupo Financiero BBV Probursa, SA de CV, Class B (Mexico) (1)                16,785,500     2,102    .01
Industrial Credit and Investment Corp. of India Ltd. (ADR) (India) (1)          141,000     2,062    .01

INDUSTRIAL COMPONENTS  -  0.56%
Toyoda Machine Works, Ltd. (Japan)                                            2,310,000    19,295    .12
Tower Automotive, Inc. (USA) (1)                                                805,400    13,188    .08
Senior PLC (formerly Senior Engineering Group PLC) (United Kingdom)           9,100,000    12,482    .08
Exedy Corp. (Japan)                                                           1,395,900    12,446    .08
Kiekert AG (Germany)                                                            425,000    10,948    .07
Koito Manufacturing Co., Ltd. (Japan)                                         1,670,000     8,661    .06
Roper Industries, Inc. (USA)                                                    150,000     5,091    .03
BlueStar Battery Systems International Corp. (Canada) (1)                     1,000,000     3,018    .02
BERU AG (Germany)                                                                70,800     2,298    .01
THK Co., Ltd. (Japan)                                                            27,000     1,238    .01

INSURANCE  -  0.52%
Independent Insurance Group PLC (United Kingdom) (4)                         13,940,000    42,912    .27
HCC Insurance Holdings, Inc. (USA)                                            2,304,100    30,530    .20
Clark/Bardes Holdings, Inc. (USA) (1)                                           456,300     6,502    .04
Lindsey Morden Group Inc. (Canada)                                              150,300     1,812    .01

TRANSPORTATION: SHIPPING  -  0.47%
Stolt-Nielsen SA, Class B (ADR) (Multinational)                               1,040,000    19,240    .12
Teekay Shipping Corp. (Bahamas)                                                 520,000    14,333    .09
Odfjell ASA, Class B (Norway)                                                   445,000     6,268    .06
Odfjell ASA, Class A                                                            214,320     3,171
MIF Ltd. (Greece) (1,4)                                                         682,903     7,760    .05
Ugland International Holdings PLC (United Kingdom)                            6,082,807     6,112    .04
Great Eastern Shipping Co. Ltd. (India) (4)                                  12,962,250     5,090    .04
Great Eastern Shipping Co. Ltd. (GDR) (3,4)                                     292,950       575
Benor Tankers Ltd. (Norway) (1,4)                                             1,240,000     3,376    .02
Knightsbridge Tankers Ltd. (Bermuda)                                            150,000     2,672    .02
Frontline Ltd. (Bermuda) (1)                                                    483,300     2,120    .01
Shipping Corp. of India Ltd. (India)                                          5,391,600     1,733    .01
Mosvold Shipping Ltd (Norway) (1)                                             2,580,000       702    .01
Waterfront Shipping ASA (Norway) (1)                                             34,110       598    .00

MISCELLANEOUS MATERIALS & COMMODITIES  -  0.47%
American National Can Group, Inc. (USA)                                       2,550,000    33,469    .21
Intertape Polymer Group Inc. (Canada) (1,4)                                   1,500,000    17,062    .11
Arisawa Mfg. Co., Ltd (Japan)                                                   418,000     9,256    .06
Kafus Industries Ltd. (Canada) (1)                                            1,300,000     7,881    .05
Park-Ohio Holdings Corp. (USA) (1)                                              300,000     3,188    .02
AptarGroup, Inc. (USA)                                                          100,000     2,669    .02

FOOD & HOUSEHOLD PRODUCTS  -  0.45%
Geest PLC (United Kingdom)                                                    2,250,000    18,948    .12
Celestial Seasonings, Inc. (USA) (1,4)                                          530,000    18,219    .12
PT Indofood Sukses Makmur Tbk (Indonesia) (1)                                22,694,800    17,273    .11
Fyffes PLC (Ireland)                                                          5,850,000    12,324    .08
Grupo Industrial Maseca, SA de CV, Class B (ADR)  (Mexico)                      420,000     3,675    .02

TRANSPORTATION: AIRLINES  -  0.44%
Atlantic Coast Airlines Holdings, Inc. (USA) (1,4)                            1,268,000    32,809    .21
SkyWest, Inc. (USA)                                                             750,000    29,344    .18
Alaska Air Group, Inc. (USA) (1)                                                155,400     4,672    .03
BRIT AIR Group (France) (4)                                                      81,650     2,854    .02

MULTI-INDUSTRY  -  0.44%
Corporacion Financiera Alba, SA (Spain)                                       1,070,694    32,143    .20
Novestra AB (Sweden) (1,2,4)                                                    299,000    25,327    .16
Varetis AG (Germany)                                                            186,000    12,112    .08

WHOLESALE & INTERNATIONAL TRADE  -  0.42%
Li & Fung Ltd. (Hong Kong-Incorporated in Bermuda)                            8,600,000    39,872    .25
Fuji Electronics Co., Ltd. (Japan) (4)                                          688,000    13,899    .09
Performance Food Group Co. (USA) (1)                                            550,000    12,031    .08

BUILDING MATERIALS & COMPONENTS  -  0.34%
Elcor Corp. (USA)                                                               900,000    31,050    .20
Apasco, SA de CV (Mexico)                                                     1,322,620     8,222    .05
Puerto Rican Cement Co., Inc. (USA)                                             250,000     8,000    .05
RHI AG (Austria)                                                                204,147     5,437    .03
Futuris Corp. Ltd. (Australia)                                                  725,000       730    .01

TEXTILES & APPAREL  -  0.33%
Esprit Holdings Ltd. (Hong Kong-Incorporated in Bermuda)                     39,649,605    38,700    .24
Wolford Group (Austria)                                                         244,000     7,710    .05
WestPoint Stevens Inc. (USA)                                                    300,000     5,700    .04

UTILITIES: ELECTRIC & GAS  -  0.29%
Australian Gas Light Co. (Australia)                                          4,080,037    19,682    .13
International Energy Group Ltd. (United Kingdom) (4)                          4,640,000    16,652    .11
Centrais Eletricas de Santa Catarina SA - CELESC, preferred nominative,         135,000     5,062    .03
Class B (ADR) (Brazil)
Cia. de Eletricidade do Estado do Rio de Janeiro - CERJ,                  11,835,646,00     3,618    .02
ordinary nominative  (Brazil) (1)
Espirito Santo Centrais Eletricas SA - ESCELSA, ordinary nominative (Brazi       17,335       620    .00

ENERGY EQUIPMENT  -  0.26%
Rowan Companies, Inc. (USA) (1)                                                 825,200    24,292    .16
Newpark Resources, Inc. (USA) (1)                                             1,349,700    10,798    .07
Shaw Industries Ltd., Class A (Canada)                                          596,500     5,342    .03

EQUITY COMMON TRUSTS  -  0.18%
Atle AB, Class A (Sweden)                                                     1,590,000    28,597    .18

METALS: STEEL  -  0.17%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                   1,633,747    26,753    .17

APPLIANCES & HOUSEHOLD DURABLES  -  0.17%
Fisher & Paykel Industries Ltd. (New Zealand) (4)                             6,550,000    19,655    .13
Stanley Furniture Co., Inc. (USA) (1)                                           250,000     4,844    .03
Tohoku Pioneer Corp. (Japan)                                                     29,000     1,952    .01

METALS: NONFERROUS  -  0.16%
Kaiser Aluminum Corp. (USA) (1)                                               3,100,000    13,950    .09
Minmet PLC (Ireland) (1,2,4)                                                 25,235,027    11,874    .07

AUTOMOBILES  -  0.13%
Mahindra & Mahindra Ltd. (GDR) (India)                                        1,795,948    15,041    .13
Mahindra & Mahindra Ltd.                                                        804,052     5,927

AEROSPACE & MILITARY TECHNOLOGY  -  0.10%
REMEC, Inc. (USA) (1)                                                           160,000     8,080    .05
Aeroflex Inc. (USA) (1)                                                         150,000     7,425    .05

CONSTRUCTION & HOUSING  -  0.06%
Palm Harbor Homes, Inc. (USA) (1)                                               648,906     9,977    .06

GOLD MINES  -  0.06%
Gabriel Resources Ltd. (Canada) (1,2,3)                                       3,000,000     3,689    .02
Bema Gold Corp. (Canada) (1,2)                                                4,400,000     2,674    .02
Bema Gold Corp., warrants, expire 2001  (1,2,3)                               2,200,000         0
Avocet Mining PLC (United Kingdom) (1,2,4)                                    2,750,000     1,096    .01
Avocet Mining PLC (1,4)                                                       1,100,000       439
Ashanti Goldfields Co. Ltd. (Ghana) (1)                                         400,000       840    .01
Philippine Gold PLC (United Kingdom) (1,4)                                    4,953,700       356    .00

TRANSPORTATION: RAIL & ROAD  -  0.02%
C.H. Robinson Worldwide, Inc. (USA)                                             100,000     3,725    .02

FOREST PRODUCTS & PAPER  -  0.02%
PT Indah Kiat Pulp & Paper Corp. Tbk (Indonesia) (1)                          8,707,000     2,881    .02

MISCELLANEOUS - 4.99%                                                                     786,309   4.99
Other equity securities in initial period of acquisition
TOTAL EQUITY SECURITIES (cost: $8,870,897,000)                                         14,189,171  90.04

                                                                             Principal    Market Percent
                                                                                Amount     Value of Net
SHORT-TERM SECURITIES                                                            (000)     (000) Assets
-------------------------------------------------------------------------   ---------- --------- --------
Corporate Short-Term Notes  -  9.44%
CDC Commerical Paper Corp.   5.90%-5.96% due 4/14-4/19/2000 (2)                $100,000   $99,728  .63%
France Telecom, SA 5.83%-6.04% due 4/17-5/23/2000 (2)                            97,220    96,558    .61
Ciesco LP 5.85%-5.98% due 4/12-4/27/2000                                         86,300    85,981    .55
International Lease Finance Corp. 5.89%-6.01% due 4/13-5/26/2000                 85,951    85,556    .54
BMW US Capital Corp. 5.81%-6.04% due 4/17-5/30/2000                              84,305    83,703    .53
DaimlerChrysler NA Holdings  5.84%-5.95% due 4/11-4/26/2000                      80,800    80,577    .51
Associates First Capital Finance BV 5.95%-6.04% due 4/20-5/30/2000               75,000    74,558    .47
Societe Generale North America Inc. 6.00%-6.02% due 5/19-5/22/2000               75,000    74,374    .47
Abbey National North America 5.83%-6.05% due 4/10-6/22/2000                      70,000    69,262    .44
Preferred  Receivable Funding 5.87%-5.88% due 4/10-4/11/2000 (2)                 65,500    65,391    .42
Ford Motor Credit Co. 5.92%-6.02% due 4/6-5/3/2000                               65,500    65,343    .42
Motorola, Inc. 5.88%-6.07% due 5/26-6/29/2000                                    66,000    65,088    .41
TOTAL FINA SA 5.89%-6.03% due 4/14-5/26/2000 (2)                                 65,000    64,745    .41
American Honda Finance Corp. 5.82%-5.90% due 4/7-5/26/2000                       63,600    63,199    .40
Park Avenue Receivables Corp. 6.03%-6.05% due 4/24-4/26/2000 (2)                 55,829    55,599    .35
AB Spintab 5.98%-6.07% due 4/14-6/26/2000                                        54,750    54,185    .34
CBA (Delaware) Finance Inc. 5.89%-5.97% due 5/10-6/9/2000                        52,700    52,185    .33
Motiva Enterprises LLC 5.82%-6.01% due 4/5-5/1/2000                              51,500    51,343    .33
Bayerische Vereinsbank AG 5.87%-6.02% due 5/15-5/22/2000                         50,000    49,588    .32
Telstra Corp. Ltd. 5.80%-5.85% due 4/3-4/10/2000                                 45,000    44,961    .29
Asset Securitization Corp. 5.82%-6.02% due 4/4-5/12/2000 (2)                     45,000    44,843    .29
Equilon Enterprises, LLC 5.83%-6.03% due 4/17-5/03/2000                          45,000    44,803    .28
Glaxo Wellcome PLC 5.81% due 4/7/2000 (2)                                        14,900    14,883    .10

Certificates of Deposit - 0.66%
Canadian Imperial Bank of Commerce 5.84%-5.97% due 4/3-4/13/2000                 53,000    53,000    .34
Lloyds Bank PLC 5.93% due 5/1/2000                                               50,000    50,000    .32

Federal Agency Discount Notes  - 0.53%
Freddie Mac 5.80%-6.00% due 4/25-5/25/2000                                       84,900    84,292    .53

Non-U.S. Currency - 0.02%
New Taiwanese Dollar                                                        NT$110,055      3,623    .02
TOTAL SHORT-TERM SECURITIES (cost: $1,677,277,000)                                      1,677,368  10.65
TOTAL INVESTMENT SECURITIES (cost: $10,548,174,000)                                    15,866,539 100.69
Excess of payables over cash and receivables                                              108,594    .69
NET ASSETS                                                                             $15,757,94100.00%


(1) Non-income-producing security.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified instiutional buyers.
(3) Valued under procedures established by the Board of Directors.
(4) Represents an affiliated company as defined under the Investment
Company Act of 1940.
(5)  When-issued security.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes To Financial Statements

SmallCap World Fund
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                 UNAUDITED
at March 31, 2000                                                 (dollars in   thousands)
Assets:
Investment securities at market:
 Unaffiliated issuers (cost: $ 8,484,037)                         $12,901,826
 Affiliated issuers (cost: $2,064,137)                              2,964,713
                                                                  -----------
                                                                               $15,866,539
Cash                                                                                17,041
Receivables for--
 Sales of investments                                                 150,038
 Sales of fund's shares                                                36,324
 Forward currency contracts-net
 Dividends and interest                                                 9,484      195,846
 Other
                                                                  -----------  -----------
                                                                                16,079,426
Liabilities:
Payables for--
 Purchases of investments                                             278,193
 Repurchases of fund's shares                                          24,587
 Management services                                                    9,132
 Other expenses                                                         9,569      321,481
                                                                  -----------  -----------
Net Assets at March 31, 2000--                                                 $15,757,945
                                                                               ===========
Total authorized capital stock--
 400,000,000 shares
Class A shares, $0.01 par value
 Net assets                                                                    $15,747,748
 Shares outstanding                                                            346,587,042
 Net asset value per share                                                          $45.44
Class B shares, $0.01 par value
 Net assets                                                                        $10,197
 Shares outstanding                                                                224,492
 Net asset value per share                                                          $45.42


                                                                    UNAUDITED
STATEMENT OF OPERATIONS
for the six months ended March 31, 2000                           (dollars in   thousands)
Investment Income:
Income:
 Dividends (includes $7,442 from affiliates)                          $31,533
 Interest                                                              27,139      $58,672
                                                                  -----------

Expenses:
 Management services fee                                               40,874
 Distribution expenses- Class A                                        17,429
 Distribution expenses- Class B                                             3
 Transfer agent fee- Class A                                            5,758
 Transfer agent fee- Class B                                                1
 Reports to shareholders                                                  370
 Registration statement and prospectus                                    412
 Postage, stationery and supplies                                       1,041
 Directors' fees                                                           92
 Auditing and legal fees                                                   75
 Custodian fee                                                          1,691
 Taxes other than federal income tax                                      215
 Other expenses                                                           239       68,200
                                                                  -----------  -----------
 Net investment loss                                                                (9,528)
                                                                               -----------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain (including $480,795 net gain from affiliates)                  1,853,576
Net increase in unrealized
 appreciation on investments:
 Beginning of period                                                2,008,296
 End of period                                                      5,313,360
                                                                  -----------
  Net unrealized appreciation on investments                                     3,305,064
                                                                               -----------
 Net realized gain and
  unrealized appreciation
  on investments                                                                 5,158,640
                                                                               -----------
Net Increase in Net Assets Resulting
 from Operations                                                                $5,149,112
                                                                               ===========








STATEMENT OF CHANGES IN NET ASSETS                                (dollars in   thousands)

                                                                   Six Months   Year Ended
                                                               Ended March 31,September 30,
                                                                        2000*          1999
                                                                  -----------  -----------
Operations:
Net investment (loss)income                                           $(9,528)      $9,655
Net realized gain on investments                                    1,853,576      157,055
Net unrealized appreciation
 on investments                                                     3,305,064    2,567,219
                                                                  -----------  -----------
 Net increase in net assets
  resulting from operations                                         5,149,112    2,733,929
                                                                  -----------  -----------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
   Class A                                                             (4,626)     (28,122)
   Class B                                                                -            -
Distributions from net realized gain on investments:
   Class A                                                           (186,548)    (403,091)
   Class B                                                                -            -
                                                                  -----------  -----------
Total dividends and distributions                                    (191,174)    (431,213)
                                                                  -----------  -----------
Capital Share Transactions:
 Proceeds from shares sold                                          2,578,996    1,309,044
 Proceeds from shares issued in reinvestment
   of net investment income dividends and
   distributions of net realized gain on investments                  183,484      415,013
 Cost of shares repurchased                                          (945,011)  (2,145,795)
                                                                  -----------  -----------
 Net increase(decrease) in net assets resulting from                1,817,469     (421,738)
  capital share transactions                                      -----------  -----------
Total Increase in Net Assets                                        6,775,407    1,880,978

Net Assets:
Beginning of period                                                 8,982,538    7,101,560
                                                                  -----------  -----------
End of period (including distributions in
 excess of net investment income and
 undistributed net investment income:
 $(14,275) and $2,359, respectively)                              $15,757,945   $8,982,538
                                                                   ==========   ==========

*Unaudited
See Notes to Financial Statements

                              SMALLCAP WORLD FUND
 NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the length of time the shares are held, and include a higher distribution fee than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assuptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies.

COMMON EXPENSES - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are prorated between the classes based on the relative net assets of each class. Distribution and transfer agent fees, and any other class-specific expenses, if any, are calculated daily at the class level based on the relative daily net assets of each class and the specific expense rate applicable to each class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended March 31, 2000, such non-U.S. taxes were $2,729,000.

Net realized gain of the fund derived in certain countries are subject to certain non-U.S. taxes. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $175,000 for the six months ended March 31, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of March 31, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $5,313,515,000, net of accumulated deferred taxes totaling $4,850,000 on unrealized appreciation of Indian securities, of which $6,205,723,000 related to appreciated securities and $892,208,000 related to depreciated securities. During the six months ended March 31, 2000, the fund realized, on a tax basis, a net capital gain of $1,856,086,000 on securities transactions. In addition, the fund has recognized, for tax purposes, losses relating to non-U.S. currency transactions totaling $622,000 which were realized during the period November 1, 1998 through September 30, 1999.

The cost of portfolio securities for book and federal income tax purposes was $10,548,174,000 at March 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $40,874,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.80% of the first $1 billion of average net assets; 0.70% of such assets in excess of $1 billion but not exceeding $2 billion; 0.67% of such assets in excess of $2 billion but not exceeding $3 billion; 0.65% of such assets in excess of $3 billion but not exceeding $5 billion; 0.635% of such assets in excess of $5 billion but not exceeding $8 billion; 0.625% of such assets in excess of $8.0 billion but not exceeding $13.0 billion; and 0.615% of such assets in excess of $13.0 billion.


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.30% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. Pursuant to a Plan of Distribution for Class B shares, the fund may expend up to 1.00% of Class B average daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended March 31, 2000, distribution expenses under the Plans of Distribution for Class A and Class B shares were $17,429,000 and $3,000. As of March 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $3,604,000 and $3,000, respectively.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,422,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $5,759,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $397,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,303,778,000 and $3,796,236,000, respectively, during the six months ended March 31, 2000.

As of March 31, 2000, net assets consist of the following:



Capital paid in on shares of beneficial           $8,634,664
interest

Distributions in excess of net investment         -14,275
income

Accumulated net realized gain                     1,824,196

Net unrealized appreciation                       5,313,360

Net Assets                                        $15,757,945


Capital share transations in the fund were as follows:


SMALLCAP WORLD FUND                                              Six Months
March 31, 2000                                                        Ended                        Year Ended
                                                                  March 31,                     September 31,
                                                                        2000                              1999
                                                               Amount (000)           Shares     Amount (000)           Shares
Class A Shares:
  Sold                                                           $2,568,461       61,213,268      $ 1,309,044       50,434,688
  Reinvestment of dividends and distributions                       183,484        5,078,912          415,013       17,698,049
  Repurchased                                                      (945,000)     (23,459,372)      (2,145,795)     (85,119,727)
   Net (decrease) increase in Class A                             1,806,945       42,832,808         (421,738)     (16,986,990)
Class B Shares:
  Sold                                                               10,535          224,723              -                -
  Reinvestment of dividends and distributions                           -                -                -                -
  Repurchased                                                           (11)            (231)             -                -
   Net (decrease) increase in Class B                                10,524          224,492              -                -

Total net increase (decrease) in fund                            $1,817,469       43,057,300      $  (421,738)     (16,986,990)


The fund reclassified $2,480,000 from undistributed net investment income to additional paid-in capital during the six months ended March 31, 2000, as a result of permanent differences between book and tax.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $1,691,000 includes $64,000 that was paid by these credits rather than in cash.

6. TRANSACTIONS WITH AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended March 31, 2000 is as follows:

                                                                                 Market
                                                                                  Value
                                                                                     of
                               Beginning                        Ending DividenAffiliates
            Company               Shares Purchases     Sales    Shares Income at 3/31/00
                                                                         (000)     (000)
Acer Laboratories                          6,200,00            6,200,00      -$    42,24
Alloy Online                                 876,30              876,30      -     14,62
Alphameric                                 5,262,00            5,262,00$    34     33,48
American Classic Voyages           600,00    550,00            1,150,00      -     28,96
American Dental Partners           443,00                        443,00      -      3,07
American Healthcorp/1/             522,00              522,00                -
AmSurg                             559,97                        559,97      -      3,32
Ando Electric                      484,00  1,216,00            1,700,00      -     34,67
Anesta                             740,00               25,00    715,00      -      9,46
Antena 3 de Television               1,50                          1,50      -     39,20
APCOA Parking                      120,80      1,88              122,68      -      8,94
Apex                               875,00    300,00            1,175,00      -     43,62
Atlantic Coast Airlines Holding  1,268,00                      1,268,00      -     32,80
Avocet Mining                    3,850,00                      3,850,00      -      1,53
Bally Total Fitness Holding      1,160,50    200,00            1,360,50      -     33,33
Baltimore Technologies           1,910,00    316,13       -    2,226,13      -    304,00
Benor Tankers                    1,240,00                      1,240,00      -      3,37
BRIT AIR Group                      29,50     52,15               81,65     24      2,85
BRL Hardy                        7,216,82  1,204,01            8,420,83    438     36,76
Cabre Exploration                1,099,00                      1,099,00      -      7,72
Cadiz                            2,232,00                      2,232,00      -     18,97
Cairn Energy                    11,000,00                     11,000,00      -     22,63
Cambrex                          1,400,00                      1,400,00     84     60,90
Castellum                        2,359,20    300,00            2,659,20      -     24,84
Celestial Seasonings               530,00                        530,00      -     18,21
Cheesecake Factory               1,205,50                      1,205,50      -     50,17
Chieftain International/1/         860,00    247,20    860,00    247,20      -
CIMA LABS                          617,20                        617,20      -     10,60
Communication Network Interface            1,060,00            1,060,00      -     15,39
Computer Engineering & Consulti            1,145,00            1,145,00     57     22,18
Computer Motion                    434,90                        434,90      -      4,10
Consolidated Products            1,562,50    156,25            1,718,75      -     16,22
DFS Furniture                    4,852,70    830,00            5,682,70  1,620     31,27
Digene                             800,00                        800,00      -     36,80
Documentum/1/                    1,095,00              445,00    650,00      -
Elbit                               50,00  1,082,50     50,00  1,082,50      -     14,07
Elec & Eltek International      52,905,00           20,745,00 32,160,00  1,089
Holdings/1/
Enea Data                                    399,40              399,40      -     76,47
Etec Systems/1/                  1,210,00            1,210,00                -
EUROBIKE                           364,00                        364,00    193      4,18
Extended Stay America            4,000,00  1,500,00            5,500,00      -     41,25
Fidelity National Financial                1,700,00            1,700,00      -     23,48
Fisher & Paykel Industries       6,550,00                      6,550,00  1,285     19,65
Fuji Electronics                             688,00              688,00     79     13,89
Genetronics Biomedical/1/        1,650,00                      1,650,00      -
GESCO                                      1,472,80            1,472,80      -        36
Giordano International          42,954,00                     42,954,00      -     52,13
Great Eastern Shipping          14,728,00            1,472,80 13,255,20      -      5,66
Great Plains Software              700,00    310,00     89,50    920,50      -     49,13
Highpoint Telecommunications/1/  1,322,00                      1,322,00      -
HIT Entertainment                1,053,42  4,213,68            5,267,10     10     34,44
HNC Software/1/                  1,675,19              365,50  1,309,69      -
Hollis-Eden Pharmaceuticals/1/     555,55                        555,55      -
IDEXX Laboratories                 825,00  1,106,30            1,931,30      -     45,02
Imax /1/                         1,558,00              175,80  1,382,20      -
Independent Insurance Group     13,940,00                     13,940,00      -     42,91
Infoteria                                        16                  16      -      6,24
Inhale Therapeutic Systems       1,101,64                      1,101,64      -     82,07
International Energy Group       4,640,00                      4,640,00    156     16,65
InternetStudios.com                          950,00              950,00      -     15,39
Intertape Polymer Group          1,500,00                      1,500,00      -     17,06
ITE Group                        9,608,80                      9,608,80    141     14,40
ITG Group                                  1,408,45            1,408,45      -     20,44
Jo-Ann Stores                    1,050,00                      1,050,00      -      7,54
Kingboard Chemical Holdings               27,720,00           27,720,00    107      9,61
Kipling Holding                              234,00              234,00      -      7,16
Kokusai Electric                 4,675,00     30,00            4,705,00    340     62,37
Lasertec                           147,00    178,00              325,00      -      8,52
Lions Gate Entertainment         1,884,13                      1,884,13      -      6,55
Liquidation World/1/               450,00              450,00                -
Littelfuse                       1,000,00                      1,000,00      -     36,68
MarketWatch.com                              727,90              727,90      -     25,11
Miadora                            602,41    448,43            1,050,84      -      7,03
Michaels Stores                  1,400,00    394,60            1,794,60      -     73,13
Micrel/1/                        2,422,00              925,90  1,496,10      -
Micronic Laser Systems             466,66    735,71            1,202,37      -     22,04
Midas                              700,00    350,00            1,050,00     35     25,20
MIF                                682,90                        682,90      -      7,76
Minmet                          25,235,02                     25,235,02      -     11,87
MMC Networks                     1,460,60    599,40            2,060,00      -     67,98
Momentum Business Applications/    302,00              302,00                -
Montana Group                   13,950,00                     13,950,00    452     13,49
Morton's Restaurant Group          415,00                        415,00      -      7,91
Muse Prime Software                        1,770,00            1,770,00      -     17,55
NeoPath/1/                       1,121,40            1,121,40                -
Newfield Exploration             2,200,00    500,00    400,00  2,300,00      -     81,07
Nice Systems/1/                    625,00              140,00    485,00      -
Nobel Biocare                    1,591,90              300,00  1,291,90      -     34,77
Novestra                                     299,00              299,00      -     25,32
Novus Petroleum/1/               9,050,75  3,700,00  4,781,24  7,969,50      -
Optoma                                     7,500,00            7,500,00      -     19,50
OrthoLogic                       1,620,00                      1,620,00      -      9,92
Paladin Resources               11,270,99                     11,270,99      -      5,03
Pharmacyclics                      795,00    135,00              930,00      -     51,79
Philippine Gold                  4,953,70                      4,953,70      -        35
Picvue Electronics              17,990,00 16,820,00           34,810,00      -     40,90
Piercing Pagoda                    502,50                        502,50      -      6,72
PILKOR Electronics                           700,00              700,00      -      6,74
PMC-Sierra/1/                    3,270,00            3,270,00                -
Power Integrations                 833,90  1,022,50    236,40  1,620,00      -     40,50
RadiSys                            500,00    560,00            1,060,00      -     63,73
Ramco Energy/1/A137              1,297,00                      1,297,00      -
Sapiens International            1,015,00                      1,015,00      -     12,43
SBS Broadcasting                 1,021,55    435,45    160,00  1,297,00      -     79,76
School Specialty                   500,00    417,00              917,00      -     19,71
Senshukai                        1,195,00  1,900,00            3,095,00    199     32,97
Sharper Image                      775,00                        775,00      -      9,49
Simeon Wines/1/                  3,900,00     32,74  3,100,00    832,74    351
SIPEX/1/                         1,160,00            1,160,00                -
Sunglass Hut International       3,200,00                      3,200,00      -     25,00
Technology Nexus                             167,50              167,50      -      7,98
Too/1/                           1,775,00    108,10    408,10  1,475,00      -
Toyo Communication Equipment               3,063,00            3,063,00    123     71,54
Trimble Navigation               1,450,00                      1,450,00      -     37,33
Ugland International Holdings/1  7,342,00  1,366,50  2,625,69  6,082,80      -
Unicap Electronics Industrial   18,037,50  2,359,00           20,396,50      -     22,49
United Therapeutics                        1,200,00            1,200,00      -     93,30
UroCor                             600,00               25,00    575,00      -      2,80
Vail Resorts                     1,571,30    190,00            1,761,30      -     28,40
ViroPharma/1/                      740,00                        740,00      -
Vision-Sciences/1/                 984,50                        984,50      -
VTech Holdings                  10,500,00  2,200,96           12,700,96    625     50,89
Whitehall Jewellers                510,00    340,00              850,00      -     19,97
Wolford Group/1/                   324,00               80,00    244,00      -
Wus Printed Circuit             22,083,75                     22,083,75      -     35,32
Total                                                                  $7,442 $2,964,713

/1/Unaffiliated issuer at 3/31/2000

PER-SHARE DATA AND RATIOS
                                                                                                           Net
                                                                       Net asset                  gains(losses)
                                                                           value,          Net    on securities Total from
                                                            Period      beginning    investment  (both realized  investment
                                                          ended (1)     of period        income and unrealized)  operations
Class A :
                                                               2000         $29.57    $(.03)(3)       $16.52(3)      $16.49
                                                               1999          22.14          .03            8.78        8.81
                                                               1998          30.72          .07           (6.10)      (6.03)
                                                               1997          26.92          .10            6.17        6.27
                                                               1996          26.11          .17            3.32        3.49
                                                               1995          23.61          .22            3.79        4.01
Class B (6):

                                                               2000          47.11            -       (1.69)(3)      (1.69)


                                                                        Dividends
                                                                       (from net  Distributions
                                                                       investment (from capital           Total
                                                                          income)        gains)   Distributions
Class A :
                                                               2000        $(.02)        $(.60)          $(.62)
                                                               1999         (.09)         (1.29)          (1.38)
                                                               1998         (.05)         (2.50)          (2.55)
                                                               1997         (.12)         (2.35)          (2.47)
                                                               1996         (.23)         (2.45)          (2.68)
                                                               1995         (.16)        (1.35)          (1.51)
Class B (6):

                                                               2000             -             -               -




                                                                       Net asset
                                                                       value, end        Total
                                                                        of period        return             (2)
Class A :
                                                               2000        $45.44        56.31%             (4)
                                                               1999          29.57         41.42
                                                               1998          22.14      (20.70)
                                                               1997          30.72         25.41
                                                               1996          26.92         15.21
                                                               1995         26.11          18.59
Class B (6):

                                                               2000          45.42       (3.59)             (4)


                                                                                      Ratio of        Ratio of
                                                                      Net assets,      expenses      net income   Portfolio
                                                                    end of period    to average      to average    turnover
                                                                    (in millions)    net assets      net assets        rate
Class A :
                                                               2000     $  15,748       .55%(4)               -   33.22%(5)
                                                               1999         8,983           1.09           .12%        50.06
                                                               1998         7,102           1.06            .27        44.31
                                                               1997         9,256           1.07            .40        42.21
                                                               1996         6,607           1.09            .68        42.88
                                                               1995         4,625          1.13             .97       45.63
Class B (6):

                                                               2000            10       .08 (4)               -    33.22(5)





(1) The periods ended 1995 through 1999 represent fiscal years ended September 30; the period ended
2000 represents the six months ended March 31
(unaudited).
(2) Excludes sales charge on A shares or contingent deferred sales charge on B shares.
(3) Based on average shares outstanding.
(4) Based on operations for the period shown and, accordingly, not representative of a full year.
(5) Represents portfolio turnover rate
for the six months ended March 31, 2000.
(6) Class B shares offered for sale
commencing March 15, 2000.

[The American Funds Group(r)]


Offices of the fund and
of the investment adviser,
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

Counsel
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

Class A and Class B Shares

There are two ways to invest in this fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.


Printed on recycled paper
Litho in USA  BDC/GRS/4591
Lit. No. SCWF-013-0500